Group plc balance sheet (Parenthetical) - GBP (£) £ in Millions			12 Months Ended
	Jan. 29, 2016	Feb. 28, 2015	Mar. 31, 2019	Mar. 31, 2018
Statements [Line Items]
Share issue related cost	£ 3
Loans and other borrowings from group undertakings			£ 14,776	£ 11,994
Profit for the year			2,159	2,032
BT Group plc [Member]
Statements [Line Items]
Receivables related to equity placing		£ 1,010
Proceeds from sale of investment	7,507
Share issue related cost	£ 3
Loans received			4,275
Loan to group undertakings included in current trade and other receivables		£ 997
Accrued interest included in current trade and other receivables			120	112
Trade and other payable relating to loan from group undertakings			60	34
Trade and other payable relating to other creditors			36	41
Loans and other borrowings from group undertakings			3,029	2,983
Profit for the year			44	61
BT Group plc [Member] | Loans Repayable on 31 January 2058 [Member]
Statements [Line Items]
Loans receivable			£ 1,061	£ 1,044
Borrowings, adjustment to interest rate basis			1.025%	0.90%
BT Group plc [Member] | Loans Repayable on 21 December 2064 [Member]
Statements [Line Items]
Loans receivable			£ 3,479	£ 5,884
BT Group plc [Member] | L I B O R
Statements [Line Items]
Borrowings, adjustment to interest rate basis			1.025%	0.90%